CAPITAL AND RESERVES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Schedule of Share Capital
	June 30, 2025			December 31, 2024
	Number of Class A shares	Number of Class B shares	$	Number of Class A shares	Number of Class B shares	$
Issued and fully paid:
Shares
As at the beginning of period/year	36,097,550	5,000,000	5,280,406	33,300,000	5,000,000	3,564,150
Issuance of class A shares for business combination	8,400,000	-	13,376,000	1,125,000	-	4,500,000
Issuance of class A shares for assets acquisition	4,000,000	-	5,760,000	-	-	-
Issuance of class A shares to employees (2024 Share incentive plan)	2,150,000	-	-	2,400,000	-	-
Issuance of class A shares to individual consultants	-	-	-	900,000	-	-
Issuance of class A shares to certain employees (employee stock compensation plan)	-			205,250
Transfer shares from treasury shares	64,816	-	25,243	-	-	-
Share Repurchase	-	-	-	(1,832,700)
Offering costs	-	-	-	-	-	(2,783,744)
As at end of period/year	50,712,366	5,000,000	24,441,649	36,097,550	5,000,000	5,280,406